Submission	Jul. 08, 2026
Submission [Line Items]
Central Index Key	0002100848
Registrant Name	Versa Bancorp
Registration File Number	333-296444
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES